Revenue (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue recognized from performance obligations	$ 49	$ 15	$ 69
Contract assets	178	215
Contract liabilities	356	$ 484
Contract liability, revenue recognized	$ 324